Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current and Deferred Components of Income Taxes

The current and deferred components of income taxes appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expenses	15,519	26,247	52,232
Deferred tax benefit	(801)	(2,186)	(7,042)
Income tax expenses	14,718	24,061	45,190

Reconciliation between Income Tax Expenses Computed by Applying PRC Enterprise Tax Rate Before Income Taxes and Actual Provision

Reconciliation between the income tax expenses computed by applying the PRC enterprise tax rate to income before income taxes and actual provision were as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Income from operations in the PRC	106,868	93,910	321,090
Income (loss) from overseas entities	1,090	(4,499)	17,930
Income before income tax	107,958	89,411	339,020

Tax expense at PRC enterprise income tax rate of 25%	26,990	22,353	84,755
Income tax on tax holiday(1)	(10,989)	(9,632)	(31,493)
Tax effect of permanence differences(2)	(2,640)	(7,871)	(12,147)
Change in valuation allowance(3)	760	602	1,592
Effect of share-based compensation	873	17,492	6,475
Effect of income tax in jurisdictions other than the PRC	(276)	1,117	(3,992)
Income tax expenses	14,718	24,061	45,190

(1)

The income tax on tax holidays represents the effect of preferential income tax rate that Foshan Viomi qualified as an HNTE is entitled to enjoy the beneficial tax rate of 15% for the three years ended December 31, 2017, 2018 and 2019. Foshan Viomi will need to re-apply for HNTE qualification renewal in 2022.

(2)	The permanent book-tax differences mainly consisted of R&D super deductions.
(3)

Valuation allowance for the years ended December 31, 2017, 2018 and 2019 are related to the deferred tax assets of certain group entities which reported loss. The Group believed that it is more likely than not that these the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Per Share Effect of Tax Holidays

The per share effect of the tax holidays are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net income per share effect – basic	0.53	0.22	0.13
Net income per share effect – diluted	0.41	0.20	0.13

Significant Components of Deferred Tax Assets

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Accrued expenses and others	4,616	9,245
Net operating loss carry forwards	1,560	3,511
Inventory write downs	421	1,497
Deferred income	191	1,169
Total deferred tax assets	6,788	15,422
Less: valuation allowance	(1,554)	(3,146)
Deferred tax assets, net	5,234	12,276

Movement of Valuation Allowance	Movement of valuation allowance
	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	192	952	1,554
Provided	760	602	1,592
Balance at end of the year	952	1,554	3,146